UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: August 31

Date of reporting period: May 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Equity Long/Short Fund

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 152.3%

	COMMON STOCKS – 152.3%

	Aerospace & Defense – 7.3%

3,921	Boeing Company	$530,315

2,400	General Dynamics Corporation	283,488

2,850	L-3 Communications Holdings, Inc.	345,335

3,736	Northrop Grumman Corporation	454,111

4,655	Raytheon Company	454,188
	Total Aerospace & Defense	2,067,437

	Airlines – 3.5%

3,050	Copa Holdings SA	435,937

6,450	Delta Air Lines, Inc.	257,420

10,962	Southwest Airlines Co.	289,945
	Total Airlines	983,302

	Beverages – 2.4%

4,350	Molson Coors Brewing Company, Class B	285,926

5,537	Monster Beverage Corporation, (2)	384,157
	Total Beverages	670,083

	Biotechnology – 1.0%

3,500	Gilead Sciences, Inc., (2)	284,235

	Capital Markets – 2.3%

3,300	Ameriprise Financial, Inc.	371,613

9,600	TD Ameritrade Holding Corporation	291,264
	Total Capital Markets	662,877

	Chemicals – 5.5%

4,000	Albemarle Corporation	276,760

5,658	Cabot Corporation	319,960

9,150	Dow Chemical Company	476,898

425	NewMarket Corporation	166,392

3,250	Sigma-Aldrich Corporation	320,223
	Total Chemicals	1,560,233

	Commercial Banks – 3.5%

37,800	Regions Financial Corporation	385,182

12,150	Wells Fargo & Company	616,977
	Total Commercial Banks	1,002,159

	Commercial Services & Supplies – 1.2%

12,000	Pitney Bowes Inc.	331,560

Nuveen Investments	1

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Communications Equipment – 2.1%

25,000	Brocade Communications Systems Inc., (2)	$228,000

7,050	Echostar Holding Corporation, Class A, (2)	360,044
	Total Communications Equipment	588,044

	Computers & Peripherals – 5.1%

1,225	Apple, Inc.	775,425

8,200	Hewlett-Packard Company	274,700

4,500	Lexmark International, Inc., Class A	196,155

5,800	NetApp, Inc.	214,658
	Total Computers & Peripherals	1,460,938

	Construction & Engineering – 2.7%

9,775	AECOM Technology Corporation, (2)	314,169

1,900	Fluor Corporation	142,652

6,000	KBR Inc.	145,740

3,800	URS Corporation	171,000
	Total Construction & Engineering	773,561

	Consumer Finance – 2.6%

4,950	Capital One Financial Corporation	390,506

5,950	Discover Financial Services	351,824
	Total Consumer Finance	742,330

	Containers & Packaging – 3.8%

6,900	Ball Corporation	416,484

4,300	Crown Holdings Inc., (2)	210,055

4,400	Rock-Tenn Company	444,532
	Total Containers & Packaging	1,071,071

	Diversified Consumer Services – 1.1%

450	Graham Holdings Company	304,623

	Diversified Financial Services – 0.8%

4,644	CBOE Holdings Inc.	235,358

	Diversified Telecommunication Services – 6.4%

12,514	AT&T Inc.	443,872

19,800	Intelsat SA, (2)	383,922

7,450	Level 3 Communications Inc., (2)	325,193

10,500	Verizon Communications Inc.	524,580

14,430	Windstream Holdings Inc.	138,095
	Total Diversified Telecommunication Services	1,815,662

	Electric Utilities – 1.0%

5,100	Edison International	281,214

2	Nuveen Investments

Shares	Description (1)	Value

	Electronic Equipment & Instruments – 1.3%

2,900	Tech Data Corporation, (2)	$172,579

13,900	Vishay Intertechnology Inc.	207,388
	Total Electronic Equipment & Instruments	379,967

	Energy Equipment & Services – 2.6%

6,100	FMC Technologies Inc., (2)	354,166

4,550	National-Oilwell Varco Inc.	372,509
	Total Energy Equipment & Services	726,675

	Food Products – 2.7%

9,000	Archer-Daniels-Midland Company	404,460

4,900	Ingredion Inc.	373,135
	Total Food Products	777,595

	Gas Utilities – 1.1%

6,311	UGI Corporation	307,156

	Health Care Equipment & Supplies – 6.2%

30,909	Boston Scientific Corporation, (2)	396,562

2,400	C. R. Bard, Inc.	354,984

5,400	Hill Rom Holdings Inc.	214,326

14,700	Hologic Inc., (2)	359,268

7,168	Medtronic, Inc.	437,463
	Total Health Care Equipment & Supplies	1,762,603

	Health Care Providers & Services – 7.8%

4,250	Aetna Inc.	329,588

4,643	Cardinal Health, Inc.	327,935

4,150	Express Scripts, Holding Company, (2)	296,601

7,484	Health Net Inc., (2)	299,210

2,500	Humana Inc.	311,150

1,725	McKesson HBOC Inc.	327,129

2,900	Wellpoint Inc.	314,244
	Total Health Care Providers & Services	2,205,857

	Hotels, Restaurants & Leisure – 4.3%

12,600	MGM Resorts International Inc., (2)	324,450

23,928	Penn National Gaming, Inc., (2)	279,000

30,000	The Wendy’s Company	246,000

1,700	Wynn Resorts Ltd	365,449
	Total Hotels, Restaurants & Leisure	1,214,899

	Household Durables – 2.0%

3,200	Harman International Industries Inc.	336,096

1,551	Whirlpool Corporation	222,646
	Total Household Durables	558,742

Nuveen Investments	3

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Household Products – 2.1%

2,300	Clorox Company	$206,126

3,450	Energizer Holdings Inc.	400,200
	Total Household Products	606,326

	Industrial Conglomerates – 2.8%

5,057	Carlisle Companies Inc.	429,137

2,532	Roper Industries Inc.	358,734
	Total Industrial Conglomerates	787,871

	Insurance – 6.7%

5,983	AFLAC Incorporated	366,339

8,342	Aspen Insurance Holdings Limited	383,315

2,500	Everest Reinsurance Group Ltd	400,050

19,500	Old Republic International Corporation	333,450

4,650	Travelers Companies, Inc.	434,543
	Total Insurance	1,917,697

	Internet Software & Services – 1.3%

7,600	VeriSign, Inc., (2)	380,608

	IT Services – 5.7%

3,900	Computer Sciences Corporation	245,271

2,409	DST Systems Inc.	219,580

4,820	MasterCard, Inc.	368,489

2,075	Visa Inc.	445,772

28,200	Xerox Corporation	348,270
	Total IT Services	1,627,382

	Life Sciences Tools & Services – 1.4%

7,938	Quintiles Transnational Corporation, (2)	404,679

	Machinery – 7.1%

13,700	Allision Transmission Holdings Inc.	424,289

4,400	Caterpillar Inc.	449,812

4,200	Dover Corporation	366,156

3,700	IDEX Corporation	283,716

2,500	Joy Global Inc.	142,875

3,231	WABCO Holdings Inc., (2)	344,974
	Total Machinery	2,011,822

	Media – 6.5%

21,550	Cablevision Systems Corporation	379,927

6,700	John Wiley and Sons Inc., Class A	367,026

22,000	News Corporation, Class A Shares, (2)	375,320

10,550	Starz, Class A, (2)	322,830

2,800	Time Warner Cable, Class A	395,248
	Total Media	1,840,351

4	Nuveen Investments

Shares	Description (1)	Value

	Metals & Mining – 0.3%

5,500	Cliffs Natural Resources Inc.	$86,240

	Oil, Gas & Consumable Fuels – 13.6%

4,250	Apache Corporation	396,185

13,074	Chesapeake Energy Corporation	375,485

6,006	ConocoPhillips	480,120

3,500	Dillard’s, Inc., Class A	394,625

4,100	EOG Resources, Inc.	433,780

3,567	Hess Corporation	325,667

6,800	Macy’s, Inc.	407,252

7,658	Marathon Oil Corporation	280,742

2,000	Occidental Petroleum Corporation	199,380

31,000	SandRidge Energy Inc., (2)	206,770

6,650	Valero Energy Corporation	372,733
	Total Oil, Gas & Consumable Fuels	3,872,739

	Paper & Forest Products – 0.8%

2,480	Domtar Corporation	225,382

	Personal Products – 0.7%

3,083	Herbalife, Limited	199,871

	Pharmaceuticals – 1.3%

12,835	Pfizer Inc.	380,301

	Real Estate Investment Trust – 0.6%

4,800	Omega Healthcare Investors Inc.	177,072

	Real Estate Management & Development – 0.4%

3,921	CBRE Group Inc., (2)	117,003

	Semiconductors & Equipment – 2.2%

14,367	NVIDIA Corporation	272,973

5,550	Lam Research Corporation, (2)	344,322
	Total Semiconductors & Equipment	617,295

	Software – 8.7%

10,850	Electronic Arts Inc., (2)	381,161

5,000	Intuit, Inc.	396,450

12,885	Microsoft Corporation	527,512

12,100	Oracle Corporation	508,442

8,000	Red Hat, Inc., (2)	400,960

2,790	VMware Inc., (2)	269,235
	Total Software	2,483,760

	Specialty Retail – 5.9%

11,500	DSW, Inc.	288,075

Nuveen Investments	5

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1)			Value

	Specialty Retail (continued)

6,425	GameStop Corporation			$243,186

4,491	Home Depot, Inc.			360,313

8,664	Lowe’s Companies, Inc.			407,901

2,476	O’Reilly Automotive Inc., (2)			366,324
	Total Specialty Retail			1,665,799

	Textiles, Apparel & Luxury Goods – 1.2%

4,100	Hanesbrands Inc.			347,803

	Thrifts & Mortgage Finance – 1.3%

17,200	Washington Federal Inc.			358,270

	Tobacco – 1.4%

6,200	Lorillard Inc.			385,454
	Total Long-Term Investments (cost $40,769,159)			43,261,906

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 3.1%

	Repurchase Agreements – 3.1%

$877	Repurchase Agreement with State Street Bank, dated 5/30/14, repurchase price $876,714, collateralized by $820,000 U.S. Treasury Notes, 3.375%, due 11/15/19, value $895,850	0.000%	6/02/14	$876,714
	Total Short-Term Investments (cost $876,714)			876,714
	Total Investments (cost $41,645,873) – 155.4%			44,138,620

Shares	Description (1)			Value

	COMMON STOCKS SOLD SHORT – (86.0)% (3)

	Aerospace & Defense – (1.7)%

(5,800)	Hexcel Corporation, (2)			$(238,090)

(3,700)	Triumph Group Inc.			(256,410)
	Total Aerospace & Defense			(494,500)

	Air Freight & Logistics – (0.8)%

(1,484)	FedEx Corporation			(213,933)

	Automobiles – (0.7)%

(3,329)	Thor Industries, Inc.			(199,740)

	Beverages – (1.6)%

(2,500)	Brown-Forman Corporation			(231,675)

(2,600)	Constellation Brands, Inc., Class A, (2)			(218,738)
	Total Beverages			(450,413)

	Building Products – (1.8)%

(2,951)	Allegion PLC			(154,603)

6	Nuveen Investments

Shares	Description (1)	Value

	Building Products (continued)

(4,700)	Fortune Brands Home & Security	$(187,906)

(4,400)	Owens Corning	(180,444)
	Total Building Products	(522,953)

	Capital Markets – (1.2)%

(10,642)	American Capital Limited, (2)	(157,076)

(6,700)	Federated Investors Inc.	(189,409)
	Total Capital Markets	(346,485)

	Chemicals – (1.7)%

(2,575)	Cytec Industries, Inc.	(255,826)

(3,000)	FMC Corporation	(229,680)
	Total Chemicals	(485,506)

	Commercial Banks – (3.1)%

(20,600)	First Horizon National Corporation	(236,076)

(1,900)	M&T Bank Corporation	(230,603)

(1,752)	SVB Financial Group, (2)	(184,748)

(23,650)	Valley National Bancorp.	(229,169)
	Total Commercial Banks	(880,596)

	Commercial Services & Supplies – (3.1)%

(3,235)	Clean Harbors, Inc., (2)	(197,691)

(5,075)	Copart Inc., (2)	(180,518)

(6,400)	Iron Mountain Inc.	(199,296)

(4,181)	Republic Services, Inc.	(148,007)

(3,400)	Waste Management, Inc.	(151,912)
	Total Commercial Services & Supplies	(877,424)

	Communications Equipment – (0.8)%

(9,000)	JDS Uniphase Corporation, (2)	(98,730)

(1,875)	Palo Alto Networks, Incorporated, (2)	(140,456)
	Total Communications Equipment	(239,186)

	Computers & Peripherals – (0.8)%

(3,800)	NCR Corporation, (2)	(124,108)

(1,030)	Stratasys, Inc., (2)	(95,811)
	Total Computers & Peripherals	(219,919)

	Construction & Engineering – (0.6)%

(2,073)	Chicago Bridge & Iron Company N.V.	(168,742)

	Containers & Packaging – (0.8)%

(7,000)	Sealed Air Corporation	(230,510)

	Diversified Consumer Services – (1.4)%

(6,550)	H & R Block Inc.	(195,059)

(10,150)	Service Corporation International	(203,203)
	Total Diversified Consumer Services	(398,262)

Nuveen Investments	7

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Diversified Financial Services – (1.0)%

(1,731)	CME Group, Inc.	$(124,632)

(5,891)	Leucadia National Corporation	(151,104)
	Total Diversified Financial Services	(275,736)

	Electric Utilities – (0.6)%

(5,400)	FirstEnergy Corp.	(182,628)

	Electrical Equipment – (0.2)%

(1,036)	Solarcity Corporation, (2)	(54,390)

	Electronic Equipment & Instruments – (0.9)%

(8,850)	AVX Group	(119,298)

(4,400)	Ingram Micro, Inc., Class A, (2)	(122,188)
	Total Electronic Equipment & Instruments	(241,486)

	Energy Equipment & Services – (2.7)%

(4,150)	Atwood Oceanics Inc., (2)	(204,803)

(6,000)	Rowan Companies Inc.	(185,760)

(4,845)	Seadrill Limited	(184,110)

(3,500)	Tidewater Inc.	(182,420)
	Total Energy Equipment & Services	(757,093)

	Food & Staples Retailing – (0.5)%

(5,072)	Fresh Market Inc., (2)	(155,457)

	Food Products – (2.4)%

(14,348)	Dean Foods Company	(249,368)

(10,004)	Flowers Foods Inc.	(208,583)

(7,250)	WhiteWave Foods Company, (2)	(228,303)
	Total Food Products	(686,254)

	Health Care Providers & Services – (3.5)%

(2,500)	AmerisourceBergen Corporation	(182,950)

(4,200)	Brookdale Senior Living Inc., (2)	(139,692)

(4,600)	Community Health Systems, Inc., (2)	(192,142)

(2,451)	HCA Holdings Inc., (2)	(129,878)

(4,438)	Patterson Companies, Inc.	(173,792)

(3,500)	Tenet Healthcare Corporation, (2)	(164,500)
	Total Health Care Providers & Services	(982,954)

	Health Care Technology – (0.9)%

(9,600)	Allscripts Healthcare Solutions Inc., (2)	(141,504)

(2,041)	Cerner Corporation, (2)	(110,316)
	Total Health Care Technology	(251,820)

	Hotels, Restaurants & Leisure – (0.7)%

(5,760)	Norwegian Cruise Line Holdings Limited, (2)	(194,400)

8	Nuveen Investments

Shares	Description (1)	Value

	Household Durables – (1.4)%

(8,100)	D.R. Horton, Inc.	$(191,808)

(5,700)	Toll Brothers Inc., (2)	(206,454)
	Total Household Durables	(398,262)

	Insurance – (3.6)%

(351)	Alleghany Corporation, Term Loan, (2)	(147,813)

(3,948)	American International Group, Inc.	(213,468)

(6,800)	Fidelity National Title Group Inc., Class A	(226,712)

(5,650)	Loews Corporation	(243,685)

(290)	Markel Corporation, (2)	(185,664)
	Total Insurance	(1,017,342)

	Internet Software & Services – (1.3)%

(4,499)	AOL Inc., (2)	(163,224)

(5,800)	Yahoo! Inc., (2)	(200,970)
	Total Internet Software & Services	(364,194)

	IT Services – (1.8)%

(6,600)	CoreLogic Inc., (2)	(188,298)

(5,125)	Leidos Holdings Inc.	(195,519)

(3,650)	VeriFone Holdings Inc., (2)	(119,757)
	Total IT Services	(503,574)

	Leisure Equipment & Products – (0.7)%

(4,950)	Mattel, Inc.	(192,209)

	Life Sciences Tools & Services – (0.7)%

(2,300)	Techne Corporation	(201,917)

	Machinery – (1.6)%

(5,561)	Navistar International Corporation, (2)	(190,575)

(2,400)	SPX Corporation	(251,136)
	Total Machinery	(441,711)

	Media – (3.0)%

(3,600)	AMC Networks Inc., Class A Shares, (2)	(222,768)

(9,000)	Dreamworks Animation SKG Inc., (2)	(252,720)

(3,000)	Madison Square Garden Inc., (2)	(164,550)

(5,588)	Twenty First Century Fox Inc., Class A Shares	(197,871)
	Total Media	(837,909)

	Metals & Mining – (5.1)%

(5,800)	Allegheny Technologies, Inc.	(238,206)

(4,100)	Carpenter Technology Inc.	(256,209)

(11,300)	Newmont Mining Corporation	(258,657)

(3,750)	Nucor Corporation	(189,863)

Nuveen Investments	9

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Metals & Mining (continued)

(8,250)	Southern Copper Corporation	$(245,190)

(12,300)	Tahoe Resources Inc., (2)	(255,594)
	Total Metals & Mining	(1,443,719)

	Multiline Retail – (0.7)%

(3,400)	Family Dollar Stores, Inc.	(199,240)

	Multi-Utilities – (1.0)%

(1,950)	Dominion Resources, Inc.	(134,472)

(2,500)	Integrys Energy Group, Inc.	(144,975)
	Total Multi-Utilities	(279,447)

	Oil, Gas & Consumable Fuels – (7.6)%

(3,950)	Cheniere Energy Inc., (2)	(269,035)

(12,600)	Cobalt International Energy, Inc., (2)	(232,974)

(4,887)	CONSOL Energy Inc.	(215,859)

(4,950)	Golar LNG, Limited	(230,423)

(6,900)	Kinder Morgan, Inc.	(230,391)

(4,800)	Laredo Petroleum Holdings Inc., (2)	(132,816)

(4,320)	Oasis Petroleum Inc., (2)	(213,840)

(3,602)	ONEOK, Inc.	(232,293)

(8,600)	Ultra Petroleum Corporation, (2)	(232,372)

(3,695)	Williams Companies, Inc.	(173,517)
	Total Oil, Gas & Consumable Fuels	(2,163,520)

	Pharmaceuticals – (2.4)%

(1,694)	Jazz Pharmaceuticals, Inc., (2)	(240,311)

(1,625)	Perrigo Company	(224,575)

(7,106)	Zoetis Incorporated	(218,154)
	Total Pharmaceuticals	(683,040)

	Real Estate Investment Trust – (0.7)%

(645)	AvalonBay Communities, Inc.	(91,487)

(5,800)	Hatteras Financial Corp.	(117,682)
	Total Real Estate Investment Trust	(209,169)

	Road & Rail – (6.1)%

(863)	AMERCO, (2)	(238,274)

(8,225)	CSX Corporation	(241,815)

(3,100)	J.B. Hunt Transports Services Inc.	(240,746)

(2,350)	Kansas City Southern Industries	(252,672)

(2,500)	Norfolk Southern Corporation	(251,875)

(3,900)	Old Dominion Freight Line, (2)	(249,444)

(2,900)	Ryder System, Inc.	(251,691)
	Total Road & Rail	(1,726,517)

10	Nuveen Investments

Shares	Description (1)	Value

	Semiconductors & Equipment – (1.2)%

(2,040)	Avago Technologies Limited	$(144,167)

(4,700)	Skyworks Solutions Inc.	(203,557)
	Total Semiconductors & Equipment	(347,724)

	Software – (2.4)%

(1,881)	Concur Technologies, Inc., (2)	(160,581)

(2,277)	NetSuite Inc., (2)	(183,276)

(3,750)	ServiceNow Inc., (2)	(196,163)

(44,357)	Zynga Inc., (2)	(153,032)
	Total Software	(693,052)

	Specialty Retail – (4.2)%

(5,500)	Abercrombie & Fitch Co., Class A	(209,055)

(17,300)	American Eagle Outfitters, Inc.	(185,629)

(12,000)	Ascena Retail Group Inc., (2)	(200,340)

(3,250)	Cabela’s Incorporated, (2)	(198,998)

(4,500)	CarMax, Inc., (2)	(199,395)

(13,450)	Chico’s FAS, Inc.	(203,902)
	Total Specialty Retail	(1,197,319)

	Textiles, Apparel & Luxury Goods – (1.4)%

(5,415)	Coach, Inc.	(220,445)

(1,342)	PVH Corporation	(176,647)
	Total Textiles, Apparel & Luxury Goods	(397,092)

	Thrifts & Mortgage Finance – (0.7)%

(21,472)	Hudson City Bancorp, Inc.	(209,781)

	Tobacco – (0.7)%

(3,300)	Reynolds American Inc.	(196,779)

	Trading Companies & Distributors – (2.4)%

(3,970)	Fastenal Company	(193,538)

(3,800)	GATX Corporation	(250,230)

(8,600)	HD Supply Holdings Inc., (2)	(225,922)
	Total Trading Companies & Distributors	(669,690)

	Water Utilities – (0.5)%

(6,000)	Aqua America Inc.	(152,280)

	Wireless Telecommunication Services – (1.3)%

(19,600)	Sprint Corporation, (2)	(187,177)

(4,475)	United States Cellular Corporation, (2)	(192,201)
	Total Wireless Telecommunication Services	(379,378)
	Total Common Stocks Sold Short (proceeds $23,518,318)	(24,415,252)
	Other Assets Less Liabilities – 30.6%	8,677,446
	Net Assets – 100%	$28,400,814

Nuveen Investments	11

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments May 31, 2014 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$43,261,906	$—	$—	$43,261,906
Short-Term Investments:
Repurchase Agreements	—	876,714	—	876,714
Common Stocks Sold Short	(24,415,252)			(24,415,252)
Total	$18,846,654	$876,714	$—	$19,723,368

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2014, the cost of investments (excluding common stocks sold short) was $41,679,405.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding common stocks sold short) as of May 31, 2014, were as follows:

Gross unrealized:
Appreciation	$2,775,084
Depreciation	(315,869)
Net unrealized appreciation (depreciation) of investments	$2,459,215

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, cash and long-term investments with a value of $23,971,465 have been pledged as collateral for Common Stocks Sold Short.

12	Nuveen Investments

Nuveen Growth Fund

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.9%

	COMMON STOCKS – 98.9%

	Aerospace & Defense – 4.2%

2,917	Precision Castparts Corporation	$737,943

9,958	United Technologies Corporation	1,157,319
	Total Aerospace & Defense	1,895,262

	Beverages – 1.9%

10,488	Coca-Cola Company	429,064

5,045	PepsiCo, Inc.	445,625
	Total Beverages	874,689

	Biotechnology – 7.2%

12,166	Amgen Inc.	1,411,134

5,914	Celgene Corporation, (2)	905,019

11,407	Gilead Sciences, Inc., (2)	926,362
	Total Biotechnology	3,242,515

	Capital Markets – 1.6%

15,269	LPL Investments Holdings Inc.	716,116

	Chemicals – 4.1%

7,745	Ecolab Inc.	845,677

8,047	Monsanto Company	980,527
	Total Chemicals	1,826,204

	Commercial Banks – 2.0%

17,643	Wells Fargo & Company	895,912

	Computers & Peripherals – 6.6%

3,158	Apple, Inc.	1,999,014

35,327	EMC Corporation	938,285
	Total Computers & Peripherals	2,937,299

	Energy Equipment & Services – 2.5%

10,723	Schlumberger Limited	1,115,621

	Food & Staples Retailing – 4.6%

8,429	Costco Wholesale Corporation	977,933

13,781	CVS Caremark Corporation	1,079,328
	Total Food & Staples Retailing	2,057,261

	Health Care Equipment & Supplies – 6.3%

3,807	C. R. Bard, Inc.	563,093

9,958	Covidien PLC	728,029

11,889	ResMed Inc.	595,163

Nuveen Investments	13

Nuveen Growth Fund (continued)

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

10,863	Stryker Corporation	$917,815
	Total Health Care Equipment & Supplies	2,804,100

	Health Care Providers & Services – 4.4%

10,924	Express Scripts, Holding Company, (2)	780,738

6,377	McKesson HBOC Inc.	1,209,334
	Total Health Care Providers & Services	1,990,072

	Industrial Conglomerates – 3.4%

11,889	Danaher Corporation	932,454

4,325	Roper Industries Inc.	612,766
	Total Industrial Conglomerates	1,545,220

	Internet & Catalog Retail – 1.7%

583	priceline.com Incorporated, (2)	745,441

	Internet Software & Services – 2.1%

825	Google Inc., Class A, (2)	471,611

832	Google Inc., Class C Shares, (2)	466,735
	Total Internet Software & Services	938,346

	IT Services – 10.1%

13,258	Accenture Limited	1,079,864

2,957	Alliance Data Systems Corporation, (2)	757,140

12,835	Gartner Inc., (2)	912,440

3,467	International Business Machines Corporation (IBM)	639,176

5,331	Visa Inc.	1,145,259
	Total IT Services	4,533,879

	Leisure Equipment & Products – 2.0%

6,981	Polaris Industries Inc.	899,991

	Life Sciences Tools & Services – 1.4%

6,216	Waters Corporation, (2)	622,595

	Media – 6.2%

13,527	DirecTV, (2)	1,115,166

9,858	Discovery Communications Inc., Class A Shares, (2)	758,672

10,803	Walt Disney Company	907,560
	Total Media	2,781,398

	Personal Products – 1.7%

10,220	Nu Skin Enterprises, Inc., Class A	754,645

	Pharmaceuticals – 2.0%

5,391	Allergan, Inc.	902,777

	Road & Rail – 1.7%

3,862	Union Pacific Corporation	769,581

14	Nuveen Investments

Shares	Description (1)			Value

	Software – 11.3%

8,228	Adobe Systems Incorporated, (2)			$531,035

10,280	Check Point Software Technology Limited, (2)			662,854

8,630	Intuit, Inc.			684,273

47,035	Microsoft Corporation			1,925,613

29,473	Oracle Corporation			1,238,455
	Total Software			5,042,230

	Specialty Retail – 5.2%

13,117	Gap, Inc.			540,814

8,087	Home Depot, Inc.			648,820

7,986	PetSmart Inc.			458,955

9,998	Ross Stores, Inc.			684,363
	Total Specialty Retail			2,332,952

	Textiles, Apparel & Luxury Goods – 1.5%

8,530	Nike, Inc., Class B			656,042

	Tobacco – 2.3%

11,588	Philip Morris International			1,026,002

	Trading Companies & Distributors – 0.9%

1,609	W.W. Grainger, Inc.			415,718
	Total Long-Term Investments (cost $32,110,477)			44,321,868

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.9%

	Repurchase Agreements – 0.9%

$393	Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/30/14, repurchase price $393,035, collateralized by $365,000 U.S. Treasury Notes, 3.500%, due 5/15/20, value $401,044	0.000%	6/02/14	$393,035
	Total Short-Term Investments (cost $393,035)			393,035
	Total Investments (cost $32,503,512) – 99.8%			44,714,903
	Other Assets Less Liabilities – 0.2%			72,047
	Net Assets – 100%			$44,786,950

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market

Nuveen Investments	15

Nuveen Growth Fund (continued)

Portfolio of Investments May 31, 2014 (Unaudited)

participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$44,321,868	$—	$—	$44,321,868
Short-Term Investments:
Repurchase Agreements	—	393,035	—	393,035
Total	$44,321,868	$393,035	$—	$44,714,903

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2014, the cost of investments was $32,638,319.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2014, were as follows:

Gross unrealized:
Appreciation	$12,395,656
Depreciation	(319,072)
Net unrealized appreciation (depreciation) of investments	$12,076,584

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

16	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: July 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: July 30, 2014